Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Sep. 30, 2023
Significant Accounting Judgments, Estimates and Assumptions [Abstract]
Significant accounting judgments, estimates and assumptions

3.      Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the amounts of revenue, expenses, assets and liabilities and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. These estimates and assumptions also affect the disclosure of contingencies at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the year.

Judgments

Development costs

The Company capitalizes costs for product development projects. Initial capitalization of costs is based on management’s judgment that the Company can demonstrate the existence of a market for the product developed and that it will have the technical and financial capacity to complete the project until commercialization.

Estimates and assumptions

Government grant liabilities

The Company has government grants that include reimbursement clauses based on the sales of a specific program. In order to account for the present value under the effective interest method, or upon initial recognition, management must estimate the future sales over the expected duration of reimbursement. These forecasts are used to determine the expected repayment schedule. Refer to note 15.

Share-based payments

The Company initially measures at fair value the cost of equity-settled transactions with employees and management using the Black-Scholes model. Estimating fair value requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and the fair value of the shares of the Company at the grant date.

The assumptions used to estimate fair value for share-based payment transactions are disclosed in note 19.

Recoverable amount of a group of assets or a CGU

When an impairment test is performed on an asset or a CGU, management estimates the recoverable amount of the asset or CGU based on its fair value less costs of disposal or its value in use. These estimates are based on valuation models requiring the use of a number of assumptions such as forecasts of future cash flows, pre-tax discount rate (WACC). These assumptions have a significant impact on the results of impairment tests and on the impairment charge, as the case may be, recorded in the consolidated statement of loss. Refer to note 11.

Significant Estimates for debt, including bifurcation

The Company holds certain financial instruments, including convertible loan, which requires management to make significant estimates and assumptions that affect the reported amounts in the consolidated financial statements. The following provides information about the key estimates associated with the valuation of debt instruments, specifically those that involve bifurcation.

i. Bifurcation of debt instruments:

The Company has debt instruments with embedded features that may require bifurcation for accounting purposes. Bifurcation separates the host contract and the embedded features to be accounted for separately. The valuation of the embedded features, such as conversion options or detachable warrants, is a significant estimate that involves subjective judgment and market-based assumptions.

ii. Valuation methodology:

The fair value of the bifurcated embedded features is determined using a combination of valuation techniques, including option pricing models and market-based observable inputs. Significant inputs to the valuation model include, but are not limited to, the expected term of the embedded feature, volatility, risk-free interest rates, and credit spreads.

iii. Assumptions and uncertainties:

Company’s estimates of fair value involve inherent uncertainties due to the subjective nature of certain inputs. Changes in assumptions related to volatility, credit spreads, or other market conditions could materially impact the fair value measurement. Additionally, the Company considers the possibility of changes in the terms of the debt instrument that may trigger reassessment of the bifurcation.